Related party transactions - Analysis of Related Party Payable Balances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Liabilities subject to compromise	$ 0	$ 6,117
Lease liability	$ 0	$ 503
Finance lease, liability, statement of financial position [extensible enumeration]	Liabilities subject to compromise	Due to Related Parties, Noncurrent
Affiliated entity
Related Party Transaction [Line Items]
Total related party liabilities	$ 0	$ 503
Amounts due to related parties - current	0	0
Liabilities subject to compromise	0	503
West Taurus lease liability
Related Party Transaction [Line Items]
Lease liability	0	345
West Linus lease liability
Related Party Transaction [Line Items]
Lease liability	0	158
Related party loans payable | Affiliated entity
Related Party Transaction [Line Items]
Total related party liabilities	$ 0	$ 503